UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trevor Stewart Burton & Jacobsen, Inc.

Address:   405 Lexington Avenue
           New York, NY 10174


Form 13F File Number: 28-02774


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Romanna D. Kekish
Title:  Vice President
Phone:  212-972-8157

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish              New York, NY                       8/11/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              76

Form 13F Information Table Value Total:  $   172,657.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
ABAXIS INC.                   Common            002567105      606   29,500          SOLE                 11500      0 18000
AFLAC INC.                    Common            001055102     4961  159,585          SOLE                139160      0 20425
AFTERSOFT GROUP INC           Common            00831R105        2   20,000          SOLE                 20000      0     0
AIR PRODUCTS & CHEMICALS INC. Common            009158106     2566   39,725          SOLE                 34475      0  5250
AIR PRODUCTS & CHEMICALS INC. Common            009158106       26      400          OTHER                    0      0   400
AIRGAS INC.                   Common            009363102     2219   54,740          SOLE                 47490      0  7250
AMBAC FINANCIAL GROUP INC     Common            023139108      106  115,200          SOLE                 87800      0 27400
AMERICAN EXPRESS              Common            025816109      414   17,818          SOLE                 16068      0  1750
AMYLIN PHARMACEUTICALS        Common            032346108     1388  102,800          SOLE                 92200      0 10600
ARCH COAL INC.                Common            039380100     2961  192,630          SOLE                173730      0 18900
AT & T INC                    Common            00206R102     2627  105,756          SOLE                 91181      0 14575
BALDOR ELECTRIC               Common            057741100      583   24,520          SOLE                 19420      0  5100
BARRICK GOLD CORP             Common            067901108     5205  155,130          SOLE                134150      0 20980
BED BATH & BEYOND INC.        Common            075896100      727   23,650          SOLE                 21200      0  2450
BHP BILLITON LTD-SPON ADR     Common            088606108     2593   47,380          SOLE                 40680      0  6700
BP PLC ADR                    Common            055622104     5681  119,149          SOLE                101723      0 17426
BP PLC ADR                    Common            055622104       43      900          OTHER                    0      0   900
C S X CORPORATION             Common            126408103     3442   99,385          SOLE                 85910      0   900
CANADIAN NATL RAILWAY CO      Common            136375102     1404   32,685          SOLE                 30010      0   900
CATERPILLAR INC               Common            149123101     6046  182,990          SOLE                160915      0 22075
CATERPILLAR INC               Common            149123101       33    1,000          OTHER                    0      0  1000
CHEVRON CORP                  Common            166764100      236    3,559          SOLE                     0      0  3559
COCA COLA                     Common            191216100     5651  117,760          SOLE                104210      0 13550
COLGATE-PALMOLIVE             Common            194162103     6377   90,145          SOLE                 75285      0 14860
COLGATE-PALMOLIVE             Common            194162103       57      800          OTHER                    0      0   800
CONAGRA FOOD INC              Common            205887102      324   17,000          SOLE                     0      0 17000
CONOCOPHILLIPS                Common            20825C104     5225  124,230          SOLE                107980      0 16250
DEVON ENERGY CORP             Common            25179M103     4775   87,618          SOLE                 73568      0 14050
DOMINION RESOURCES INC        Common            25746U109      631   18,866          SOLE                 12366      0  6500
EMERSON ELECTRIC CO           Common            291011104     5425  167,431          SOLE                141195      0 26236
EMERSON ELECTRIC CO           Common            291011104       45    1,400          OTHER                    0      0  1400
EXXON MOBIL CORPORATION       Common            30231G102     3229   46,190          SOLE                 25634      0 20556
FISERV INC                    Common            337738108      507   11,100          SOLE                  4900      0  6200
GENERAL ELECTRIC CO           Common            369604103      182   15,563          SOLE                 10963      0  4600
GRANITE CONSTRUCTION INC.     Common            387328107     5014  150,650          SOLE                132690      0 17960
HOME DEPOT INC                Common            437076102     1425   60,292          SOLE                 60092      0   200
HONDA MOTOR CO LTD ADR        Common            438128308     3236  118,245          SOLE                101805      0 16440
ILLINOIS TOOL WORKS INC       Common            452308109     6429  172,185          SOLE                149345      0 22840
ILLINOIS TOOL WORKS INC       Common            452308109       45    1,200          OTHER                    0      0  1200
INTL BUSINESS MACHINES        Common            459200101      382    3,660          SOLE                  3660      0     0
ISHARES COMEX GOLD TR         Common            464285105      228    2,500          SOLE                  2500      0     0
JOHNSON & JOHNSON INC         Common            478160104     1900   33,450          SOLE                 17400      0 16050
KANSAS CITY SOUTHERN          Common            485170302     1556   96,605          SOLE                 85110      0 11495
LILLY ELI & CO                Common            532457108     2433   70,250          SOLE                 67250      0  3000
LINCOLN NATIONAL CORP         Common            534187109     4870  282,985          SOLE                240365      0 42620
LINCOLN NATIONAL CORP         Common            534187109       52    3,000          OTHER                    0      0  3000
LOUISIANA-PACIFIC CORP        Common            546347105      283   82,800          SOLE                 63300      0 19500
LOWE'S COS INC.               Common            548661107     1719   88,580          SOLE                 77550      0 11030
MBIA INC                      Common            55262C100      372   86,000          SOLE                 68900      0 17100
MCDONALD'S  CORP              Common            580135101     8205  142,724          SOLE                122588      0 20136
MOLEX INC                     Common            608554101     2799  179,999          SOLE                155149      0 24850
MONSANTO CO                   Common            61166W101     1162   15,625          SOLE                 14065      0  1560
NEWMONT MINING CORP           Common            651639106     1680   41,095          SOLE                 31495      0  9600
NORFOLK SOUTHERN CORP         Common            655844108     3114   82,660          SOLE                 71500      0 11160
NORFOLK SOUTHERN CORP         Common            655844108       38    1,000          OTHER                    0      0  1000
NVIDIA CORP                   Common            67066G104      227   20,150          SOLE                 10000      0 10150
PEABODY ENERGY CORP           Common            704549104      814   26,990          SOLE                 21900      0  5090
PEPSICO INC                   Common            713448108     7545  137,273          SOLE                111653      0 25620
POTASH CORP                   Common            73755L107     2912   31,300          SOLE                 25465      0  5835
PRAXAIR INC                   Common            74005P104     3680   51,785          SOLE                 38835      0 12950


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
PROCTER & GAMBLE CO           Common            742718109     4049   79,243          SOLE                 67622      0 11621
PRUDENTIAL FINANCIAL INC.     Common            744320102     1555   41,785          SOLE                 33435      0  8350
RIO TINTO PLC ADR             Common            767204100     2455   14,980          SOLE                 13280      0  1700
S.Y. BANCORP INC              Common            785060104      249   10,290          SOLE                 10290      0     0
SAP AG-SPONSORED ADR          Common            803054204      629   15,650          SOLE                  9450      0  6200
SONOCO PRODUCTS CO            Common            835495102      493   20,586          SOLE                     0      0 20586
TEREX CORP                    Common            880779103     2776  229,975          SOLE                204075      0 25900
TOYOTA MOTOR CORP ADR         Common            892331307     3122   41,340          SOLE                 35860      0  5480
U.S. BANCORP                  Common            902973304      433   24,160          SOLE                     0      0 24160
UNISYS CORP                   Common            909214108      323  214,000          SOLE                171500      0 42500
URS CORP                      Common            903236107     7004  141,435          SOLE                112045      0 29390
VALLEY NATIONAL BANCORP       Common            919794107      169   14,448          SOLE                 14448      0     0
VEOLIA ENVIRONMENTAL-ADR      Common            92334N103     1678   56,819          SOLE                 43964      0 12855
VERIZON COMMUNICATIONS        Common            92343V104     3097  100,781          SOLE                 87056      0 13725
VULCAN MATERIALS CO           Common            929160109     5490  127,375          SOLE                104440      0 22935
WYETH                         Common            983024100      718   15,820          SOLE                 12620      0  3200


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